Other Revenues and Other Expenses - Summary of Other Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Other Revenue And Expense Net [Line Items]
Total other expenses	$ (1,798,340)	$ (32,310,240)	$ (15,545,352)	$ (17,242,136)
Other Expenses
Other Revenue And Expense Net [Line Items]
Loss from derecognition of disposal of assets		(16,996,911)	(1,129,350)	(7,656,437)
Other expenses		(9,421,635)	(4,164,216)	(4,084,664)
Claims		(3,042,805)	(1,979,309)	(1,870,308)
Fines		(2,848,889)	(8,272,477)	(3,630,727)
Total other expenses		$ (32,310,240)	$ (15,545,352)	$ (17,242,136)